Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss attributable to the Company - basic	$ (20,251)	$ (1,862,655)	$ (110,954)
Net loss attributable to the Company - diluted	$ (20,251)	$ (1,862,655)	$ (110,954)
Denominator
Weighted average shares – basic	61,434,238	60,519,640	60,309,384
Weighted average shares – diluted	61,434,238	60,519,640	60,309,384
Net loss per share attributable to the Company
Basic	$ (0.33)	$ (30.78)	$ (1.84)
Diluted	$ (0.33)	$ (30.78)	$ (1.84)